CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents ($2,922 and $4,981 related to VIEs)	$ 12,407	$ 10,177	$ 23,455	$ 13,977	$ 32,958	$ 49,168
Accounts receivable, net ($17,934 and $19,670 related to VIEs)	101,169	87,094		63,571
Prepaid expenses ($414 and $376 related to VIEs)	5,889	5,731		6,969
Inventories ($168 and $17 related to VIEs)	4,927	4,308		2,647
Deferred income taxes	2,969	2,969		2,276
Other ($756 and $851 related to VIEs)	4,457	6,025		2,313
Total current assets	131,818	116,304		91,753
Equity investments in joint ventures	522	692		20,136
Property and equipment, net ($22,910 and $22,069 related to VIEs)	244,292	236,411		229,665
Real estate subject to finance obligation	13,735	13,719		8,100
Goodwill ($18,879 and $13,190 related to VIEs)	569,901	556,547		770,898
Intangible assets, net ($1,363 and $792 related to VIEs)	45,809	42,393		85,236
Other assets ($8,106 and $9,159 related to VIEs)	30,457	32,526		30,542
Total assets	1,036,534	998,592		1,236,330
Current liabilities:
Accounts payable ($2,282 and $3,385 related to VIEs)	39,402	27,748		21,888
Accrued expenses ($2,471 and $3,127 related to VIEs)	53,923	42,596		35,765
Income taxes payable ($31 and $0 related to VIEs)	5,484	5,310		5,994
Current portion of long-term debt	22,777	13,945		8,780
Current portion of finance obligation	184	161		53
Other current liabilities	5,374	6,615		197
Total current liabilities	127,144	96,375		72,677
Long-term debt, less current portion	681,985	665,088		590,051
Finance obligation, less current portion	14,133	14,105		8,515
Other long-term liabilities ($1,874 and $1,542 related to VIEs)	23,142	22,659		15,981
Deferred income taxes	10,259	10,343		33,527
Total liabilities	856,663	808,570		720,751
Noncontrolling interests - redeemable	12,925	12,728		7,371
Commitments and contingencies
Equity:
Common stock, $0.01 par value, 1,025 shares authorized, 1,025 and 1,000 shares issued, and outstanding at December 31, 2011 and 2010, respectively
Additional paid-in capital	648,798	648,703		630,989
Retained deficit	(493,364)	(483,815)		(130,374)
Note receivable from shareholder	(125)	(125)		(175)
Accumulated other comprehensive loss, net of tax	(5,859)	(4,890)		(3,391)
Total Radiation Therapy Services Holdings, Inc. shareholder's equity	149,450	159,873		497,049
Noncontrolling interests - nonredeemable	17,496	17,421		11,159
Total equity	166,946	177,294		508,208	622,007	629,172
Total liabilities and equity	$ 1,036,534	$ 998,592		$ 1,236,330